Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Unrealized net loss on qualifying cash flow hedging instruments	$ (1,822)		$ (6,832)		$ (19,462)
COMPREHENSIVE INCOME
Net income	135,713		1,014,443		68,275
Other comprehensive income (loss):
Gains (losses) associated with pensions, net of tax	5,078		(2,323)		(3,139)
Unrealized net gain on qualifying cash flow hedging instruments (1)	5,010	[1]	1,547	[1]	1,024	[1]
Unrealized gain on investments in available-for-sale securities	1,885		5,911		0
Other comprehensive income (loss)	11,973		5,135		(2,115)
Comprehensive income	147,686		1,019,578		66,160
Comprehensive income attributable to:
Stockholders of Golar LNG Limited	147,686		978,532		43,636
Non-controlling interests	0		41,046		22,524
Comprehensive income	147,686		1,019,578		66,160
Cash flow hedging | Accumulated Other Comprehensive Income (Loss) [Member] | Designated as Hedging Instrument | Swap
Unrealized net loss on qualifying cash flow hedging instruments	$ 900		$ 0		$ 0

[1]	(1) Includes share of net gain of $0.9 million, $nil and $nil on qualifying cash flow hedging instruments held by an affiliate for the years ended December 31, 2013, 2012 and 2011, respectively. Refer to note 32.